CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (2,188)	$ 155	$ 542
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	1,107	1,279	1,240
Other-than-temporary impairment charge and realized gains on financial assets		(318)
(Gain) loss on financial instruments, net	(3)	(25)	24
Non-cash stock-based compensation	11	29	34
Other non-cash items	(65)	(151)	(112)
Deferred income tax	(80)	47	120
Loss (income) on equity-method investments and (gain) on investment divestiture	24	28	(245)
Impairment, restructuring charges and other related closure costs, net of cash payments	1,303	(79)	(38)
Changes in assets and liabilities:
Trade receivables, net	35	184	139
Inventories, net	191	(59)	(252)
Trade payables	148	(384)	212
Other assets and liabilities, net	129	174	130
Net cash from operating activities	612	880	1,794
Cash flows from investing activities:
Payment for purchase of tangible assets	(492)	(1,284)	(1,063)
Proceeds from sale of tangible assets	16	26	29
Payment for purchase of marketable securities	(450)	(352)	(1,100)
Proceeds from sale of marketable securities	630	818	1,219
Proceeds from settlement of non-current marketable securities		350
Investment in short-term deposits			(62)
Proceeds from matured short-term deposits		73
Restricted cash		(95)
Release of restricted cash	3	87	250
Investment in intangible and financial assets	(117)	(95)	(112)
Proceeds from sale of intangible and financial assets	15		5
Net proceeds from sale of stock received on investment divestiture		195	319
Payment for business acquisitions, net of cash and cash equivalents acquired	(1)	(10)	(11)
Net cash used in investing activities	(396)	(287)	(526)
Cash flows from financing activities:
Proceeds from long-term debt	464	3	1
Proceeds from short-term borrowings	390	333	75
Repurchase of issued debt	(219)	(422)	(508)
Repayment of long-term debt	(109)	(108)	(218)
Repayment of short-term borrowings	(20)	(8)
Increase (decrease) in short-term facilities	(7)	7
Dividends paid to stockholders	(355)	(327)	(212)
Dividends paid to noncontrolling interests	(5)	(5)	(7)
Other financing activities	(4)	(2)	(7)
Net cash from (used in) financing activities	135	(529)	(876)
Effect of changes in exchange rates	(13)	(44)	(88)
Net cash increase	338	20	304
Cash and cash equivalents at beginning of the period	1,912	1,892	1,588
Cash and cash equivalents at end of the period	2,250	1,912	1,892
Supplemental cash information:
Interest paid	26	17	15
Income tax paid	$ 51	$ 83	$ 23